Inventory (Details) - USD ($) $ in Thousands	Feb. 28, 2022	Aug. 31, 2021
Stockpiled ore	$ 1,309	$ 712
In-circuit	213	350
Finished Goods	112
Supplies	191	117
Total Inventory	$ 1,825	$ 1,179